UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: April 30, 2017

Item 1.	Reports to Stockholders.

THE ADVISORS’ INNER CIRCLE FUND

Global Managed Volatility Fund

SEMI-ANNUAL REPORT TO SHAREHOLDERS

April 30, 2017

This information must be preceded or accompanied by a

current prospectus. Investors should read the prospectus

carefully before investing.

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

(Unaudited)

The total net of fees return of the LSV Global Managed Volatility Fund, the MSCI AC World Index (the “Benchmark”) and the MSCI AC World Minimum Volatility Index for the trailing periods ending April 30, 2017 were as follows:

	6 Months Ended 4/30/17	1 Year Ended 4/30/17*	Since Inception*
LSV Global Managed Volatility Fund, Institutional Class Shares	8.58%	10.78%	4.35%
Benchmark:
MSCI World Index	11.76	15.14	4.26
Volatility Index
MSCI AC World Minimum Volatility Index	7.11	7.89	7.84

*Periods longer than one year are annualized; inception date is 6/25/14; net of fees.

Institutional Class Shares performance as of 3/31/17: 10.63% (1 year) and 4.20% (Annualized Since Inception). The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 888-FUND-LSV (888-386-3578).

Global stocks as represented by the Benchmark rallied over the trailing six-month period and were up 11.76%. Low volatility stocks broadly underperformed over the period as the MSCI AC World Minimum Volatility Index was up only 7.11%. The LSV Global Managed Volatility Fund (the “Fund”) advanced 8.58%. Global markets posted gains thanks in large part to the “Trump bump” following the November election. Although investors appear skeptical of the U.S. administration’s ability to pass policy agenda, the prospects of the Donald Trump’s tax reform plans were widely welcomed. Additionally, improved global macroeconomic outlook for growth and inflation coupled with strength in corporate earnings have underpinned gains, despite global geopolitical tensions. This period saw a sharp reversal in leadership in markets from the first half of 2016 as more cyclical sectors rebounded while defensive sectors lagged.

The goal of the Fund is to outperform the Benchmark with a target volatility ratio of 0.75. The Fund holds less risky stocks with high expected returns based on LSV’s alpha model. The portfolio decision making process is quantitative and stocks are ranked simultaneously on an array of variables in order to arrive at an overall expected return ranking for each stock in the universe. Next, stocks are ranked on an assortment of factors to estimate a risk score. The risk score is a function of beta, standard deviation and volatility of operating performance (cash flows and earnings).

Performance attribution indicates that both stock selection and sector selection contributed to the Fund’s relative underperformance. From a stock selection perspective, low volatility, deep value stocks within Information Technology and Consumer Discretionary sectors particularly struggled and our holdings underperformed. From a sector perspective, the bulk of the excess return detraction came from our overweight positions in the Utilities and Telecommunication Services sectors. Top individual contributors included overweight positions in DBS Group, and U.S. based reinsurance company—Everest Re Group. The main individual detractors included underweights to U.S. banks, Bank of America and JP Morgan, as well as overweights to Target and Korea Electric Power.

In the short period since the Fund’s inception since June 26, 2014 low volatility equity strategies have outperformed relative to the broad market indices. The Minimum Volatility Indices and Low Volatility strategies correlated with the indices are trading at premiums relative to the market and their history. Given LSV’s emphasis on attractive valuations, the Fund is trading at a deep discount relative to the benchmark and the Volatility Index while at the same time offering 25% less volatility than the market as of April 30, 2017.

As of April 30, 2017, the Fund is trading at 13.0x forward earnings compared to 16.6x for the MSCI AC World Index, 1.7x book value compared to 2.2x for the Benchmark and 8.2x cash flow compared to 12.3x for the Benchmark.

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

(Unaudited)

The Fund is also yielding 3.2% on the 12-month dividend yield. The Fund is overweight the Utilities, Telecom and Financials sectors while underweight the Information Technology and Industrials sectors. Country bets relative to the benchmark are within +/-3% relative to the MSCI AC World Index. Relative to the MSCI AC World Minimum Volatility Index, the Fund is underweight Japan and the U.S. while overweight Korea and the U.K.

Our organization remains stable and our research team continues to pursue an active research agenda in which we are looking for better ways to measure value and identify signs of positive change. As always, we are focused on delivering the long-term results that our investors have come to expect from LSV and that we have delivered for clients since 1994.

This material represents the manager’s assessment of the portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice. Investing involves risk including loss of principal. The information provided herein represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice.

Forward earnings is not a forecast of the Fund’s future performance. Investing involves risk, including possible loss of principal.

Volatility Ratio is a technical indicator use to identify price ranges and breakouts. The volatility ratio uses a true price range to determine a stock’s true trading range and is able to identify situations where the price has moved out of this true range.

Alpha refers to a percentage measuring how the portfolio of fund performed compared to the benchmark index.

Beta is a measure of the volatility of a security or a portfolio in comparison to the market as a whole.

Standard Deviation measures the return in a fund is deviating from the expected returns based on its historical performance.

The MSCI AC World Index is a market capitalization weighted index designed to provide a broad measure of equity-market performance throughout the world.

The MSCI AC World Minimum Volatility Index aims to reflect the performance characteristics of a minimum variance strategy applied to large and mid-cap equities across 23 Developed Markets (DM) and 23 Emerging Markets (EM) countries.

Index Returns are for illustrative purposes only and do not represent actual fund performance. Index performance returns do not reflect any manage fees, transaction costs or expenses. Indexes are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

April 30, 2017	(Unaudited)

Sector Weightings †:

†	Percentages are based on total investments.

Schedule of Investments

LSV Global Managed Volatility Fund

	Shares	Value (000)
U.S. Common Stock (50.1%)
Aerospace & Defense (2.6%)
Boeing	550	$102
Raytheon	200	31
United Technologies	600	71

		204

Agricultural Products (0.5%)
Fresh Del Monte Produce	600	37

Apparel Retail (0.3%)
American Eagle Outfitters	1,600	23

Apparel/Textiles (0.4%)
Carter’s	300	28

Asset Management & Custody Banks (0.3%)
New Mountain Finance	1,800	27

Automotive (0.4%)
Cooper-Standard Holdings*	300	34

Automotive Retail (0.3%)
Murphy USA*	300	21

Banks (0.6%)
United Financial Bancorp	1,800	31
Wells Fargo	300	16

		47

Biotechnology (0.3%)
Amgen	160	26

Cable & Satellite (1.2%)
Comcast, Cl A	2,400	94

Chemicals (0.3%)
Stepan	300	25

LSV Global Managed Volatility Fund

	Shares	Value (000)
Commercial Services (0.6%)
Convergys	900	$20
Sykes Enterprises*	800	24

		44

Computers & Services (2.2%)
Apple	900	129
Dell Technologies, Cl V*	167	11
DXC Technology*	60	5
Hewlett Packard Enterprise	700	13
HP*	700	13

		171

Diversified REIT’s (0.3%)
Select Income	1,000	25

Drug Retail (1.1%)
CVS Health	1,000	83

Electrical Services (6.4%)
Consolidated Edison	1,300	103
Edison International	1,000	80
Entergy	700	53
Exelon	1,400	48
FirstEnergy	1,600	48
Public Service Enterprise Group	2,100	93
SCANA	1,100	73

		498

Environmental & Facilities Services (2.1%)
Republic Services, Cl A	1,300	82
Waste Management	1,100	80

		162

Financial Services (0.3%)
Capital One Financial	300	24

Food, Beverage & Tobacco (1.6%)
Dr Pepper Snapple Group	200	18
Sanderson Farms	500	58
Tyson Foods, Cl A*	700	45

		121

General Merchandise Stores (0.9%)
Target	1,300	73

Health Care Distributors (0.7%)
Cardinal Health	700	51

Health Care Facilities (1.1%)
HCA Holdings*	1,000	84

Health Care Services (0.8%)
Quest Diagnostics	600	63

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2017	(Unaudited)

LSV Global Managed Volatility Fund
	Shares	Value (000)
Insurance (5.3%)
Allstate	1,400	$114
Anthem	100	18
Berkshire Hathaway, Cl B*	750	124
Chubb	300	41
CIGNA	300	47
Travelers	600	73

		417

IT Consulting & Other Services (1.3%)
International Business Machines	650	104

Machinery (0.3%)
Deere	200	22

Mortgage REIT’s (2.2%)
Annaly Capital Management	5,100	60
MFA Financial	4,300	36
Starwood Property Trust	2,100	48
Two Harbors Investment	3,000	30

		174

Multimedia (1.1%)
Viacom, Cl B	400	17
Walt Disney	600	69

		86

Office REIT’s (0.4%)
Franklin Street Properties	2,100	25
Government Properties Income Trust	400	9

		34

Paper Packaging (0.2%)
Bemis	400	18

Petroleum & Fuel Products (0.9%)
ExxonMobil	300	24
Lukoil PJSC ADR	400	20
Valero Energy	400	26

		70

Pharmaceuticals (5.1%)
AbbVie	200	13
Johnson & Johnson	1,100	136
Merck	1,500	94
Pfizer	4,700	159

		402

Retail (2.7%)
Brinker International*	500	22
Kohl’s	800	31
Kroger	1,300	38
Macy’s	300	9

LSV Global Managed Volatility Fund
	Shares	Value (000)
Retail (continued)
Wal-Mart Stores	1,500	$113

		213

Retail REIT’s (0.3%)
Retail Properties of America, Cl A	1,600	21

Semi-Conductors/Instruments (1.3%)
Intel	1,900	69
QUALCOMM	600	32

		101

Telephones & Telecommunications (3.7%)
AT&T	2,600	103
Cisco Systems	2,500	85
Motorola Solutions	400	35
Verizon Communications	1,500	69

		292

TOTAL U.S. COMMON STOCK (Cost $3,665)		3,919

Foreign Common Stock (45.3%)
Australia (0.9%)
Dexus Property Group	4,000	30
Telstra	13,200	42

		72

Austria (0.2%)
EVN	900	12

Bermuda (2.3%)
Axis Capital Holdings	1,000	66
Everest Re Group	300	76
RenaissanceRe Holdings	130	18
Validus Holdings	400	22

		182

Canada (4.2%)
Bank of Montreal	500	35
Bank of Nova Scotia	400	22
Canadian Imperial Bank of Commerce	300	24
Canadian Tire, Cl A	300	37
Metro, Cl A	1,400	48
National Bank of Canada	400	16
Power Financial	1,000	25
Royal Bank of Canada	300	21
TELUS	2,300	77
Toronto-Dominion Bank	600	28

		333

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2017	(Unaudited)

LSV Global Managed Volatility Fund
	Shares	Value (000)
China (0.6%)
China Resources Power Holdings	10,000	$18
Shenzhen Expressway, Cl H	28,000	26

		44

Denmark (0.6%)
Matas	2,500	39
Spar Nord Bank	900	10

		49

France (2.1%)
Atos	100	13
Cie Generale des Etablissements Michelin	300	39
Sanofi	1,100	104
Total	140	7

		163

Germany (1.6%)
Celesio	1,300	37
Muenchener Rueckversicherungs	130	25
Siemens	200	29
Talanx	900	32

		123

Guernsey (0.3%)
Amdocs*	400	24

Hong Kong (3.0%)
BOC Hong Kong Holdings	3,500	14
China Minsheng Banking, Cl H	29,000	29
China Mobile	3,500	37
China Water Affairs Group	50,000	33
CLP Holdings	5,000	53
Great Eagle Holdings	5,000	25
Kerry Properties	11,500	43

		234

Hungary (0.6%)
Magyar Telekom Telecommunications	26,500	44

Israel (1.6%)
Bank Hapoalim	5,400	34
Mizrahi Tefahot Bank	3,100	50
Paz Oil	250	41

		125

Japan (7.8%)
Ashikaga Holdings	8,000	31
Astellas Pharma*	1,700	22
Canon Electronics*	1,300	24
Doutor Nichires Holdings	2,300	49
Fuji Oil	900	21

LSV Global Managed Volatility Fund
	Shares	Value (000)
Japan (continued)
Geo Holdings	1,600	$18
Heiwa	1,500	39
Japan Airlines	900	29
KDDI	500	13
KYORIN Holdings	1,200	25
Mitsubishi Shokuhin	1,100	35
Mitsubishi Tanabe Pharma	900	18
Nichias	4,000	41
Nippon Flour Mills	1,800	27
Nippon Telegraph & Telephone	1,500	64
NTT DOCOMO	600	15
Osaka Gas	5,000	19
Shimachu	1,500	35
SKY Perfect JSAT Holdings	2,100	10
Sumitomo Osaka Cement	10,000	43
Toshiba Plant Systems & Services	2,300	37

		615

Malaysia (0.4%)
AMMB Holdings	22,300	28

New Zealand (0.7%)
Fletcher Building	6,400	38
SKY Network Television	5,700	15

		53

Norway (0.2%)
Yara International	500	19

Poland (0.1%)
PGE	3,200	9

Singapore (2.3%)
DBS Group Holdings*	4,100	57
Mapletree Industrial Trust	32,800	42
Venture	4,500	39
Yanlord Land Group	31,200	42

		180

South Africa (0.2%)
Astral Foods	1,600	19

South Korea (3.1%)
KB Financial Group	800	35
Kia Motors	1,200	37
Korea Electric Power*	1,500	60
Korean Reinsurance	1,000	10
KT&G	200	18
LG Uplus	4,100	52
SK Telecom	130	27

		239

Switzerland (1.7%)
BKW	500	27

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2017	(Unaudited)

LSV Global Managed Volatility Fund
	Shares	Value (000)
Switzerland (continued)
Roche Holding AG*	230	$60
Valiant Holding	400	46

		133

Taiwan (3.2%)
China Motor	45,000	41
China Synthetic Rubber	24,000	24
First Financial Holding	69,000	42
Greatek Electronics	16,000	23
Hon Hai Precision Industry	23,000	75
Hua Nan Financial Holdings	55,000	31
King’s Town Bank	14,000	13

		249

Thailand (2.8%)
Bangchak	39,800	37
Kiatnakin Bank	22,900	45
PTT	2,600	29
Thai Oil	28,200	64
Tisco Financial Group	20,800	46

		221

Turkey (0.3%)
Cimsa Cimento Sanayi VE Ticaret	3,300	14
TAV Havalimanlari Holding	2,300	9

		23

United Kingdom (4.5%)
BAE Systems	2,900	24
BP	3,400	19
Coats Group	68,500	57
Direct Line Insurance Group	6,100	28
GlaxoSmithKline	4,000	80
Imperial Brands	500	25
J Sainsbury	9,000	32
Lancashire Holdings	4,900	43
Tate & Lyle*	4,300	42

		350

TOTAL FOREIGN COMMON STOCK (Cost $3,359)		3,543

Preferred Stock (0.6%)
Brazil (0.2%)
Cia Paranaense de Energia	1,400	13

LSV Global Managed Volatility Fund
	Shares	Value (000)
South Korea (0.4%)
Samsung Electronics	20	$30

TOTAL PREFERRED STOCK (Cost $34)		43

	Face Amount (000)
Repurchase Agreement (0.6%)
Morgan Stanley 0.630%, dated 04/28/17,to be repurchased on , 05/01/17, repurchased price $46 (collateralized by various U.S. Treasury Notes, par values ranging from $0 – $38, 1.000% – 3.000%, 05/15/18 – 11/15/46; with a total market value of $47)	$46	46

TOTAL REPURCHASE AGREEMENT (Cost $46)		46

Total Investments – 96.6% (Cost $7,104)		$7,551

Percentages are based on Net Assets of $7,830 (000).

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

PJSC — Public Joint Stock Company

REIT — Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2017	(Unaudited)

The following is a list of the level of inputs used as of April 30, 2017, in valuing the Fund’s investments carried at value ($ 000):

Investments in Securities	Level 1	Level 2‡	Level 3	Total
Common Stock United States	$3,919	$–	$–	$3,919

Total Common Stock	3,919	–	–	3,919

Foreign Common Stock
Australia	72	–	–	72
Austria	12	–	–	12
Bermuda	182	–	–	182
Canada	333	–	–	333
China	26	18	–	44
Denmark	49	–	–	49
France	163	–	–	163
Germany	123	–	–	123
Guernsey	24	–	–	24
Hong Kong	110	124	–	234
Hungary	44	–	–	44
Israel	125	–	–	125
Japan	615	–	–	615
Malaysia	28	–	–	28
New Zealand	53	–	–	53
Norway	19	–	–	19
Poland	9	–	–	9
Singapore	180	–	–	180
South Africa	19	–	–	19
South Korea	239	–	–	239
Switzerland	133	–	–	133
Taiwan	177	72	–	249
Thailand	221	–	–	221
Turkey	23	–	–	23
United Kingdom	350	–	–	350

Total Foreign Common Stock	3,329	214	–	3,543

Preferred Stock	43	–	–	43

Repurchase Agreement	–	46	–	46

Total Investments in Securities	$7,291	$260	$–	$7,551

‡

Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market changes subsequent to the closing of the exchanges on which these securities trade

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy during the reporting period. Changes in the classification between Level 1 and 2 occur primarily when foreign equity securities are fair valued using other observable market-based inputs in place of closing exchange prices due to events occurring after foreign market closures or foreign market holidays. For the six months ended April 30, 2017, there were transfers of $214 (000) from Level 1 to Level 2 and $44 (000) from Level 2 to Level 1 investments as a result of fair valuation of foreign equity securities. Transfers, if any, between levels are considered to have occurred as of the end of the period.

For the six months ended April 30, 2017, there were no Level 3 securities.

For more information on valuation inputs, see Note 2—Significant Accounting Policies in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Statement of Assets and Liabilities (000)

April 30, 2017	(Unaudited)

LSV Global Managed Volatility Fund

Assets:
Investments at Value (Cost $7,104)	$7,551
Foreign Currency, at Value (Cost $48)	48
Cash	1
Receivable for Capital Shares Sold	200
Dividends and Interest Receivable	19
Receivable due from Investment Adviser	6
Reclaim Receivable	1
Prepaid Expenses	24

Total Assets	7,850

Liabilities:
Payable due to Administrator	—
Payable due to Trustees	—
Payable due to Distributor	—
Payable due to Chief Compliance Officer	—
Other Accrued Expenses	20

Total Liabilities	20

Net Assets	$7,830

Net Assets Consist of:
Paid-in Capital	$7,308
Undistributed Net Investment Income	43
Accumulated Net Realized Gain on Investments and Foreign Currency Transactions	32
Net Unrealized Appreciation on Investments	447

Net Assets	$7,830

Net Asset Value, Offering and Redemption Price Per Share — Institutional Class Shares ($7,706 ÷ 720,069 shares)(1)	$10.70

Net Asset Value, Offering and Redemption Price Per Share — Investor Class Shares ($124 ÷ 11,491 shares)(1)	$10.73*

(1)	Shares have not been rounded.
*	Net Assets divided by Shares do not calculate to the stated NAV because Net Asset amounts are shown rounded.

Amounts designated as “—” are $0 or have been rounded $0.

The accompanying notes are an integral part of the financial statements

Statement of Operations (000)

For the six months ended April 30, 2017	(Unaudited)

LSV Global Managed Volatility Fund

Investment Income:
Dividend Income	$98
Interest Income	—
Foreign Taxes Withheld	(6)

Total Investment Income	92

Expenses:
Investment Advisory Fees	19
Administration Fees	2
Trustees’ Fees	—
Chief Compliance Officer Fees	—
Distribution Fees - Investor Class	—
Transfer Agent Fees	26
Registration and Filing Fees	14
Custodian Fees	14
Printing Fees	2
Insurance and Other Fees	3

Total Expenses	80
Less: Waiver of Investment Advisory Fees	(19)
Less: Reimbursement of Expenses from Investment Adviser	(37)
Less: Fees Paid Indirectly — (see Note 4)	—

Net Expenses	24

Net Investment Income	68

Net Realized Gain on Investments	45
Net Realized Gain on Foreign Currency Transactions	1
Net Change in Unrealized Appreciation (Depreciation) on Investments	402

Net Realized and Unrealized Gain on Investments and Foreign Currency	448

Net Increase in Net Assets Resulting from Operations	$516

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Statement of Changes in Net Assets (000)

For the six months ended April 30, 2017 (Unaudited)

And for the year ended October 31, 2016

	LSV Global Managed Volatility Fund
	11/1/2016 to	11/1/2015 to
	04/30/2017	10/31/2016

Operations:
Net Investment Income	$68	$109
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	46	(13)
Net Change in Unrealized Appreciation (Depreciation) on Investments	402	97

Net Increase in Net Assets Resulting from Operations	516	193

Dividends and Distributions From:
Net Investment Income:
Institutional Class Shares	(111)	(71)
Investor Class Shares	(5)	(3)

Net Realized Gain:
Institutional Class Shares	—	(2)
Investor Class Shares	—	—

Total Dividends and Distributions	(116)	(76)

Capital Share Transactions:
Institutional Class Shares:
Issued	2,150	1,369
Reinvestment of Dividends and Distributions	111	73
Redeemed	(3)	—

Net Increase from Institutional Class Shares Transactions	2,258	1,442

Investor Class Shares:
Issued	34	942
Reinvestment of Dividends and Distributions	5	3
Redeemed	(188)	(970)

Net Decrease from Investor Class Shares Transactions	(149)	(25)

Net Increase in Net Assets Derived from Capital Share Transactions	2,109	1,417

Total Increase in Net Assets	2,509	1,534

Net Assets:
Beginning of Year or Period	5,321	3,787

End of Year or Period (including undistributed net investment income of $43 and $91, respectively)	$7,830	$5,321

Shares Transactions:
Institutional Class :
Issued	206	135
Reinvestment of Dividends and Distributions	11	8
Redeemed	—	—

Total Institutional Class Share Transactions	217	143

Investor Class :
Issued	3	95
Reinvestment of Dividends and Distributions	1	—
Redeemed	(18)	(97)

Total Investor Class Share Transactions	(14)	(2)

Net Increase in Shares Outstanding	203	141

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Financial Highlights

For a share outstanding throughout each period

For the six months ended April 30, 2017 (Unaudited) and for the years or period ended October 31,

	Net Asset Value Beginning of Period	Net Investment Income(1)	Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gain	Total Dividends and Distributions	Net Asset Value End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate‡

LSV Global Managed Volatility Fund
Institutional Class Shares
2017*	$10.06	$0.11	$0.74	$0.85	$(0.21)	$—	$(0.21)	$10.70	8.58%	$7,706	0.75%	2.54%	2.18%	9%
2016	9.77	0.26	0.24	0.50	(0.20)	(0.01)	(0.21)	10.06	5.23	5,059	0.75	4.17	2.66	35
2015	10.05	0.24	(0.41)	(0.17)	(0.09)	(0.02)	(0.11)	9.77	(1.68)	3,520	0.75	6.24	2.41	14
2014**	10.00	0.07	(0.02)	0.05	—	—	—	10.05	0.50	2,110	0.75	7.65	2.10	3
Investor Class Shares
2017*	$10.06	$0.09	$0.75	$0.84	$(0.17)	$—	$(0.17)	$10.73	8.43%	$124	1.00%	2.87%	1.82%	9%
2016	9.75	0.22	0.25	0.47	(0.15)	(0.01)	(0.16)	10.06	4.96	262	1.00	4.49	2.22	35
2015	10.05	0.22	(0.41)	(0.19)	(0.09)	(0.02)	(0.11)	9.75	(1.96)	267	1.00	6.58	2.23	14
2014**	10.00	0.05	—	0.05	—	—	—	10.05	0.50	269	1.00	7.49	1.35	3

*	For the six month period ended April 30, 2017. All ratios for the period have been annualized.
**	Commenced operations on June 25, 2014. All ratios for the period have been annualized
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	Portfolio turnover rate is for the period indicated and has not been annualized.
(1)	Per share calculations were performed using average shares for the period.

Amounts	designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Notes to Financial Statements

April 30, 2017	(Unaudited)

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 56 funds. The financial statements herein are those of the LSV Global Managed Volatility Fund, a diversified Fund (the “Fund”). The Fund seeks long-term growth of capital by investing at least 40% of its assets in non-US companies. The Fund commenced operations on June 25, 2014, offering Institutional Class Shares and Investor Class Shares. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund. The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies

Use of Estimates — The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily

available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Fund’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser that such limits have been exceeded. In such event, the adviser makes the determination whether a Committee meeting should be called based on the information provided.

The Fund uses MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between

Notes to Financial Statements

April 30, 2017	(Unaudited)

the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts the Fund’s Administrator and can request that a meeting of the Committee be held. As of April 30, 2017, there was one security valued in accordance with fair value procedures. If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest

significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended April 30, 2017, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e. the last open tax year ends, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2017, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Notes to Financial Statements

April 30, 2017	(Unaudited)

Investments in Real Estate Investment Trusts (REIT) — With respect to the Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal yearend, and may differ from the estimated amounts.

Repurchase Agreements — In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Adviser. Provisions of the repurchase agreements and procedures adopted by the Board require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (“MRA”) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/ or posted to the counterparty and create one single net payment due to or from the Fund.

At April 30, 2017, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows (000):

Counterparty	Repurchase Agreement	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount(2)
Morgan Stanley	$46	$46	$—	$—
(1) The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust other than the Chief Compliance Officer (“CCO”) as described below.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include

Notes to Financial Statements

April 30, 2017	(Unaudited)

regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and reviewed by the Board.

4.	Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Fund, along with other series of the Trust advised by LSV Asset Management (the “Adviser”), and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months ended April 30, 2017, the Fund paid $1,909 for these services.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

The Fund has adopted a distribution plan under Rule 12b-1 under the1940 Act for Investor Class Shares that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. The maximum annual distribution fee for Investor Class Shares of the Fund is 0.25% annually of the average daily net assets. For the six months ended April 30, 2017, the Fund incurred $262 of distribution fees.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the six months ended April 30, 2017, the Fund earned $5 in cash management credits which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5. Investment Advisory Agreement:

The Trust and the Adviser are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 0.60% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive its fee (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit the Fund’s total operating expenses after fee waivers and/or expense reimbursements to a maximum of 0.75% and 1.00% of the Fund’s Institutional Class and Investor Class Shares’

average daily net assets, respectively, through February 28, 2018.

6. Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six months ended April 30, 2017, were as follows (000):

Purchases	$2,337
Sales	$540

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or to paid-in-capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the years ended October 31, 2016 and 2015 was as follows (000):

	Ordinary	Long-Term
	Income	Capital Gain	Total
2016	$74	$2	$76
2015	27	—	27

As of October 31, 2016, the components of distributable earnings on a tax basis were as follows (000):

Undistributed Ordinary Income	$96
Capital Loss Carryforward	(3)
Unrealized Appreciation	29

Total Distributable Earnings	$122

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

Short-Term Loss	Long-Term Loss	Total
$ —	$3	$3

Notes to Financial Statements

April 30, 2017	(Unaudited)

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2017, were as follows (000):

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
$7,104	$695	$(248)	$447

8. Other:

At April 30, 2017, 91% of total shares outstanding for the Institutional Class Shares were held by three record shareholders each owning 10% or greater of the aggregate total shares outstanding. At April 30, 2017, 77% of total shares outstanding for the Investor Class Shares were held by one record shareholder each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

9. Regulatory Matters:

In October 2016, the Securities and Exchange Commission (the “SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule which introduces two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Fund’s current financial statement presentation and expects that the Fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

10. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2016 to April 30, 2017.

The table below illustrates your Fund’s costs in two ways:

• Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/16	04/30/17	Ratios	Period*

LSV Global Managed Volatility Fund

Actual Fund Return
Institutional Class Shares	$1,000.00	$1,031.30	0.75%	$3.78
Investor Class Shares	1,000.00	1,029.80	1.00	5.03

Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,021.08	0.75%	$3.76
Investor Class Shares	1,000.00	1,019.84	1.00	5.01

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Board Consideration in Re-Approving the Advisory Agreement (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on February 28, 2017 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations,

Board Consideration in Re-Approving the Advisory Agreement (Unaudited)

that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods, including since its inception, and information regarding the Fund’s performance since the Agreement was last renewed. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangements with the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together,

Board Consideration in Re-Approving the Advisory Agreement (Unaudited)

and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Trust:

The Advisors’ Inner Circle Fund

Fund:

LSV Global Managed Volatility Fund

Adviser:

LSV Asset Management

Distributor:

SEI Investments Distribution Co.

Administrator:

SEI Investments Global Fund Services

Legal Counsel:

Morgan, Lewis & Bockius LLP

The Fund files its complete schedule of Portfolio holdings with the Securities and Exchange Commission “SEC” for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisors’ Inner Circle Fund uses to determine how to vote proxies if any relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge ii upon request, by calling 888-Fund-LSV and ii on the Commission’s website at http://www.sec.gov.

LSV-SA-009-0300

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President
Date: July 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President
Date: July 7, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller & CFO
Date: July 7, 2017